Credit risk	6 Months Ended
Jun. 30, 2025
Disclosure of credit risk exposure [abstract]
Credit risk
Loans and advances at amortised cost by product

Total loans and advances at amortised cost in the credit risk section includes loans and advances at amortised cost to banks and loans and advances at amortised cost to customers.

The table below presents a product breakdown of loans and advances at amortised cost and the impairment allowance by stage. The table also presents stage allocation of debt securities.

The impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to gross loans and advances to the extent allowance does not exceed the drawn exposure and any excess is reported on the liabilities side of the balance sheet as a provision. For wholesale portfolios, impairment allowance on undrawn exposure is reported on the liability side of the balance sheet as a provision.

		Stage 2
As at 30.06.25	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	4,605	59	—	42	101	254	4,960
Retail credit cards	15,975	2,231	227	205	2,663	1,615	20,253
Retail other	3,582	126	108	26	260	194	4,036
Corporate loans	106,426	7,651	72	92	7,815	1,864	116,105
Total loans and advances at amortised cost	130,588	10,067	407	365	10,839	3,927	145,354
Debt securities at amortised cost	53,918	708	—	—	708	—	54,626
Total loans and advances at amortised cost including debt securities	184,506	10,775	407	365	11,547	3,927	199,980

Impairment allowance
Retail mortgages	5	—	—	—	—	22	27
Retail credit cards	297	541	91	119	751	1,323	2,371
Retail other	12	3	—	—	3	20	35
Corporate loans	150	249	4	8	261	407	818
Total loans and advances at amortised cost	464	793	95	127	1,015	1,772	3,251
Debt securities at amortised cost	10	11	—	—	11	—	21
Total loans and advances at amortised cost including debt securities	474	804	95	127	1,026	1,772	3,272

Net exposure
Retail mortgages	4,600	59	—	42	101	232	4,933
Retail credit cards	15,678	1,690	136	86	1,912	292	17,882
Retail other	3,570	123	108	26	257	174	4,001
Corporate loans	106,276	7,402	68	84	7,554	1,457	115,287
Total loans and advances at amortised cost	130,124	9,274	312	238	9,824	2,155	142,103
Debt securities at amortised cost	53,908	697	—	—	697	—	54,605
Total loans and advances at amortised cost including debt securities	184,032	9,971	312	238	10,521	2,155	196,708

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	0.1	—	—	—	—	8.7	0.5
Retail credit cards	1.9	24.2	40.1	58.0	28.2	81.9	11.7
Retail other	0.3	2.4	—	—	1.2	10.3	0.9
Corporate loans	0.1	3.3	5.6	8.7	3.3	21.8	0.7
Total loans and advances at amortised cost	0.4	7.9	23.3	34.8	9.4	45.1	2.2
Debt securities at amortised cost	—	1.6	—	—	1.6	—	—
Total loans and advances at amortised cost including debt securities	0.3	7.5	23.3	34.8	8.9	45.1	1.6

1Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £201.2bn and an impairment allowance of £144m. This comprises £21m impairment allowance on £200.2bn Stage 1 exposure, £4m on £0.9bn Stage 2 exposure and £119m on £124m Stage 3 exposure. Loan commitments and financial guarantee contracts have total impairment allowance of £405m.

		Stage 2
As at 31.12.24	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	4,537	9	—	141	150	310	4,997
Retail credit cards	17,629	2,449	256	248	2,953	1,724	22,306
Retail other	3,329	177	157	70	404	216	3,949
Corporate loans	107,194	7,944	137	66	8,147	1,654	116,995
Total loans and advances at amortised cost	132,689	10,579	550	525	11,654	3,904	148,247
Debt securities at amortised cost	47,077	3,170	—	—	3,170	—	50,247
Total loans and advances at amortised cost including debt securities	179,766	13,749	550	525	14,824	3,904	198,494

Impairment allowance
Retail mortgages	8	1	—	—	1	32	41
Retail credit cards	334	552	105	150	807	1,416	2,557
Retail other	5	1	—	—	1	25	31
Corporate loans	144	240	6	8	254	393	791
Total loans and advances at amortised cost	491	794	111	158	1,063	1,866	3,420
Debt securities at amortised cost	9	11	—	—	11	—	20
Total loans and advances at amortised cost including debt securities	500	805	111	158	1,074	1,866	3,440

Net exposure
Retail mortgages	4,529	8	—	141	149	278	4,956
Retail credit cards	17,295	1,897	151	98	2,146	308	19,749
Retail other	3,324	176	157	70	403	191	3,918
Corporate loans	107,050	7,704	131	58	7,893	1,261	116,204
Total loans and advances at amortised cost	132,198	9,785	439	367	10,591	2,038	144,827
Debt securities at amortised cost	47,068	3,159	—	—	3,159	—	50,227
Total loans and advances at amortised cost including debt securities	179,266	12,944	439	367	13,750	2,038	195,054

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	0.2	11.1	—	—	0.7	10.3	0.8
Retail credit cards	1.9	22.5	41.0	60.5	27.3	82.1	11.5
Retail other	0.2	0.6	—	—	0.2	11.6	0.8
Corporate loans	0.1	3.0	4.4	12.1	3.1	23.8	0.7
Total loans and advances at amortised cost	0.4	7.5	20.2	30.1	9.1	47.8	2.3
Debt securities at amortised cost	—	0.3	—	—	0.3	—	—
Total loans and advances at amortised cost including debt securities	0.3	5.9	20.2	30.1	7.2	47.8	1.7
1Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £169.6bn and an impairment allowance of £150m. This comprises £17m impairment allowance on £168.3bn Stage 1 exposure, £7m on £1.1bn Stage 2 exposure and £126m on £130m Stage 3 exposure. Loan commitments and financial guarantee contracts have total impairment allowance of £420m.
Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees
The following tables present a reconciliation of the opening to the closing balance of the gross exposure and impairment allowance.

Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the period. 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' includes additional drawdowns and partial repayments from existing facilities. Additionally, the below tables do not include other financial assets subject to impairment such as debt securities at amortised cost, reverse repurchase agreements and other similar secured lending, cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets.

The movements are measured over a six-month period.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2025	4,537	8	150	1	310	32	4,997	41
Transfers from Stage 1 to Stage 2	(82)	—	82	—	—	—	—	—
Transfers from Stage 2 to Stage 1	117	—	(117)	—	—	—	—	—
Transfers to Stage 3	(19)	—	(20)	—	39	—	—	—
Transfers from Stage 3	47	2	13	—	(60)	(2)	—	—
Business activity in the period	275	—	—	—	22	—	297	—
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	66	(5)	2	—	(11)	6	57	1
Final repayments	(336)	—	(8)	—	(29)	(1)	(373)	(1)
Disposals[1]	—	—	(1)	(1)	(9)	(5)	(10)	(6)
Write-offs	—	—	—	—	(8)	(8)	(8)	(8)
As at 30 June 2025	4,605	5	101	—	254	22	4,960	27

Retail credit cards
As at 1 January 2025	17,629	334	2,953	807	1,724	1,416	22,306	2,557
Transfers from Stage 1 to Stage 2	(1,181)	(40)	1,181	40	—	—	—	—
Transfers from Stage 2 to Stage 1	884	198	(884)	(198)	—	—	—	—
Transfers to Stage 3	(195)	(9)	(524)	(231)	719	240	—	—
Transfers from Stage 3	5	4	5	4	(10)	(8)	—	—
Business activity in the period	625	12	29	9	—	—	654	21
Refinements to models used for calculation[2]	—	14	—	(47)	—	1	—	(32)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,760)	(214)	(91)	368	(204)	257	(2,055)	411
Final repayments	(32)	(2)	(6)	(1)	—	—	(38)	(3)
Disposals[1]	—	—	—	—	(173)	(142)	(173)	(142)
Write-offs	—	—	—	—	(441)	(441)	(441)	(441)
As at 30 June 2025	15,975	297	2,663	751	1,615	1,323	20,253	2,371
1The £10m of gross disposals reported within Retail mortgages relate to sale of the Italian mortgage loans. The £173m of gross disposals reported within Retail credit cards relate to debt sale undertaken during the period.
2Refinements to models used for calculation reported within Retail credit cards include a £(32)m movement in the calculated ECL for the US Cards portfolio. These reflect model enhancements made during the period. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.

	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail other
As at 1 January 2025	3,329	5	404	1	216	25	3,949	31
Transfers from Stage 1 to Stage 2	(112)	—	112	—	—	—	—	—
Transfers from Stage 2 to Stage 1	63	—	(63)	—	—	—	—	—
Transfers to Stage 3	(22)	—	(30)	—	52	—	—	—
Transfers from Stage 3	23	1	—	—	(23)	(1)	—	—
Business activity in the period	895	—	—	—	5	—	900	—
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	774	8	86	2	58	4	918	14
Final repayments	(1,368)	(2)	(249)	—	(111)	(5)	(1,728)	(7)
Disposals	—	—	—	—	—	—	—	—
Write-offs	—	—	—	—	(3)	(3)	(3)	(3)
As at 30 June 2025	3,582	12	260	3	194	20	4,036	35

Corporate loans
As at 1 January 2025	107,194	144	8,147	254	1,654	393	116,995	791
Transfers from Stage 1 to Stage 2	(1,916)	(9)	1,916	9	—	—	—	—
Transfers from Stage 2 to Stage 1	1,582	32	(1,582)	(32)	—	—	—	—
Transfers to Stage 3	(263)	(2)	(317)	(22)	580	24	—	—
Transfers from Stage 3	63	1	11	1	(74)	(2)	—	—
Business activity in the period	16,262	22	1,236	26	290	20	17,788	68
Refinements to models used for calculation[1]	—	(8)	—	(6)	—	—	—	(14)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	267	(16)	(166)	66	(174)	158	(73)	208
Final repayments	(16,762)	(13)	(1,428)	(33)	(166)	(40)	(18,356)	(86)
Disposals[2]	(1)	(1)	(2)	(2)	(121)	(21)	(124)	(24)
Write-offs	—	—	—	—	(125)	(125)	(125)	(125)
As at 30 June 2025	106,426	150	7,815	261	1,864	407	116,105	818
1Refinements to models used for calculation reported within Corporate loans include a £(14)m movement in the calculated ECL for the IB portfolio. These reflect model enhancements made during the period. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
2The £124m of gross disposals reported within Corporate loans relate to debt sales undertaken during the period.

Reconciliation of ECL movement to impairment charge/(release) for the period
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Retail mortgages	(3)	—	3	—
Retail credit cards	(37)	(56)	490	397
Retail other	7	2	(2)	7
Corporate loans	7	9	160	176
ECL movement excluding disposals and write-offs[1]	(26)	(45)	651	580
ECL movement on loan commitments and other financial guarantees	(4)	(7)	(4)	(15)
ECL movement on other financial assets	4	(3)	(7)	(6)
ECL movement on debt securities at amortised cost	1	—	—	1
Recoveries and reimbursements[2]	(3)	(16)	(54)	(73)
ECL charge on assets held for sale[3]				105
Total exchange and other adjustments				283
Total income statement charge for the period				875
1In H125, gross write-offs amounted to £577m (H124: £585m) and post write-off recoveries amounted to £21m (H124: £14m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £556m (H124: £571m).
2Recoveries and reimbursements include £52m (H124: £18m) for reimbursements expected to be received under the arrangement where Barclays Bank Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts £21m (H124: £14m).
3ECL charge on assets held for sale relate to the charges on a co-branded card portfolio in USCB and the German consumer finance business.

Loan commitments and financial guarantees[1]

	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2025	18	—	—	—	1	—	19	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the year	—	—	—	—	5	—	5	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8)	—	—	—	—	—	(8)	—
Limit management and final repayments	(2)	—	—	—	—	—	(2)	—
As at 30 June 2025	8	—	—	—	6	—	14	—

Retail credit cards
As at 1 January 2025	112,645	34	1,648	15	10	1	114,303	50
Net transfers between stages	(989)	6	989	(6)	—	—	—	—
Business activity in the year	7,095	5	36	1	—	—	7,131	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,716)	(11)	(1,071)	9	—	(1)	(8,787)	(3)
Limit management and final repayments	(5,887)	(4)	(110)	(3)	—	—	(5,997)	(7)
Disposals[2]	(5,203)	—	(217)	—	(10)	—	(5,430)	—
As at 30 June 2025	99,945	30	1,275	16	—	—	101,220	46

Retail other
As at 1 January 2025	3,970	5	103	—	11	—	4,084	5
Net transfers between stages	(13)	—	12	—	1	—	—	—
Business activity in the year	363	—	—	—	—	—	363	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	196	(3)	(1)	—	(6)	—	189	(3)
Limit management and final repayments	(565)	—	(25)	—	(3)	—	(593)	—
Disposals[2]	(743)	—	(30)	—	(1)	—	(774)	—
As at 30 June 2025	3,208	2	59	—	2	—	3,269	2

Corporate loans
As at 1 January 2025	229,565	116	15,079	225	954	24	245,598	365
Net transfers between stages	(70)	23	(98)	(22)	168	(1)	—	—
Business activity in the year	52,611	23	1,166	31	68	—	53,845	54
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,388)	(29)	(1,178)	21	(261)	—	(5,827)	(8)
Limit management and final repayments	(49,930)	(14)	(1,983)	(38)	(163)	(2)	(52,076)	(54)
As at 30 June 2025	227,788	119	12,986	217	766	21	241,540	357

1 Loan commitments reported also include financial assets classified as held for sale.
2The gross disposals reported within Retail credit card and Retail other relate to the German consumer finance business; sale of which was completed in Q125.
Management adjustments to models for impairment
Management adjustments to impairment models are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where applicable.
Management adjustments are captured through “Economic uncertainty” and “Other” adjustments, and are presented by product below:
Management adjustments to models for impairment allowance presented by product[1]

	Impairment allowance pre management adjustments[2]	Economic uncertainty adjustments	Other adjustments	Management adjustments[3]	Total impairment allowance[4]	Proportion of Management adjustments to Total impairment allowance
		(a)	(b)	(a+b)
As at 30.06.2025	£m	£m	£m	£m	£m	%
Retail mortgages	24	—	3	3	27	11.1
Retail credit cards[5]	2,387	30	—	30	2,417	1.2
Retail other	37	—	—	—	37	—
Corporate loans[5]	1,187	48	(60)	(12)	1,175	(1.0)
Total	3,635	78	(57)	21	3,656	0.6
Debt securities at amortised cost	20	1	—	1	21	4.8
Total including debt securities at amortised cost	3,655	79	(57)	22	3,677	0.6

As at 31.12.2024	£m	£m	£m	£m	£m	%
Retail mortgages	38	—	3	3	41	7.3
Retail credit cards	2,630	—	(23)	(23)	2,607	(0.9)
Retail other	32	—	4	4	36	11.1
Corporate loans	1,162	—	(6)	(6)	1,156	(0.5)
Total	3,862	—	(22)	(22)	3,840	(0.6)
Debt securities at amortised cost	27	—	(7)	(7)	20	(35.0)
Total including debt securities at amortised cost	3,889	—	(29)	(29)	3,860	(0.8)

Economic uncertainty adjustments presented by stage

	Stage 1	Stage 2	Stage 3	Total
As at 30.06.2025	£m	£m	£m	£m
Retail mortgages	—	—	—	—
Retail credit cards	—	30	—	30
Retail other	—	—	—	—
Corporate loans	15	33	—	48
Total	15	63	—	78
Debt securities at amortised cost	1	—	—	1
Total including debt securities at amortised cost	16	63	—	79

1Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
2Includes £3.4bn (December 2024: £3.7bn) of modelled ECL, £0.4bn (December 2024: £0.3bn) of individually assessed impairments, £(0.2)bn (December 2024: £(0.3)bn) of ECL from assets held for sale (co-branded card portfolio) and £0.1bn (December 2024: £0.1bn) of ECL from non-modelled exposures and debt securities.
3Management adjustments related to other financial assets subject to impairment not included in the table above include cash collateral and settlement balances £nil (December 2024: £(1)m), reverse repurchase agreements £1m (December 2024: £(2)m) and financial assets at fair value through other comprehensive income £nil (December 2024: £(2)m) within the IB portfolio.
4Total impairment allowance consists of ECL stock on drawn and undrawn exposure.
5Economic uncertainty adjustment of £87m is split £36m in USCB (including £6m in HFS) and £51m in IB, primarily reported within Corporate loans.
Economic uncertainty adjustments

Economic uncertainty adjustments continue to be captured in two ways. Firstly, customer uncertainty: the identification of customers and clients who may be more vulnerable to economic instability; and secondly, model uncertainty: to capture the impact from model limitations and sensitivities to specific macroeconomic parameters which are applied at a portfolio level.
The Barclays Bank Group continues to monitor the heightened uncertainty in the near-term macroeconomic outlook, especially in the US. The broadening range of outcomes coupled with volatile geopolitical scenarios suggest that a greater weighting than that used in the modelled ECL output should be applied to the Barclays Bank Group's Downside scenarios to reflect the macroeconomic uncertainty. In response, an uncertainty PMA of £87m (£70m net of SRT credit protection) has been introduced during the year. This adjustment reflects a point in time impact based on the balance sheet as at 30 June 2025 for the uncertainty around macroeconomic variables. It does not factor in future changes in customer utilisation or management actions the Barclays Bank Group might take to mitigate credit risk.

The total economic uncertainty adjustments as at 30 June 2025 is £79m (December 2024: £nil) and primarily includes Customer and client uncertainty provisions of £78m (December 2024: £nil):

•Retail credit cards £30m (December 2024: £nil) and Corporate loans £48m (December 2024: £nil): This adjustment is introduced during the year to provide for the elevated US macroeconomic uncertainty

Other adjustments
Other adjustments are operational in nature and are expected to remain in place until they can be reflected in the underlying models. These adjustments result from data limitations and model performance related issues identified through model monitoring and other established governance processes.

Total other adjustments of £(57)m (December 2024: £(29)m) primarily includes:

•Retail credit cards £nil (December 2024: £(23)m): The movement is informed by the retirement of an adjustment in the US cards portfolio for high-risk account management (HRAM) accounts following model remediation during the year

•Corporate loans £(60)m (December 2024: £(6)m): The movement is driven by a recalibration adjustment to correct for Probability of Default (PD) over-prediction driven by resilient customer behaviour, underpinned by model monitoring controls

•Debt securities £nil (December 2024: £(7)m): The movement is informed by the retirement of an adjustment following model remediation
Measurement uncertainty

Scenarios used to calculate the Barclays Bank Group’s ECL charge were refreshed in Q225, with the Baseline scenario reflecting the latest consensus macroeconomic forecasts available at the time of the scenario refresh. The Baseline scenario reflects the rapidly changing trade policies and uncertainty around potential tariffs to be imposed by the US administration and responses by other governments. Global growth slows modestly as rising US tariffs and retaliatory measures disrupt trade flows, dampen business confidence, and weigh on investment, though domestic demand in advanced economies remains resilient. UK and US GDP growth in 2025 is expected to be 0.7% and 1.9%, respectively. Labour markets in major economies soften slightly amid increased uncertainty and slower export-oriented activity. However, the weakening is contained and does not rise significantly from current levels. UK and US unemployment rates peak at 4.7% and 4.6%, respectively. Central Banks continue to loosen monetary policy albeit at a faster pace than initially anticipated given tariff-induced uncertainty.

The Downside scenarios have been calibrated to capture an escalation of trade tensions, where tariffs imposed by the US prompt retaliation from its trading partners with adverse implications for consumer prices and investment sentiment. Large-scale deportation disrupts the US labour market, compounding downside risks to growth. In addition, global supply chains are severely disrupted as firms delay investment, reassess production locations and hoard production inputs. Imports into the US contract sharply due to higher prices and exports fall due to retaliation. The combination of trade impact and consumer uncertainty triggers a sharp recession, not only in the US but also in the UK and Europe driven by a severe decline in net exports, business sentiment and with investment and consumption plans being put on hold. The rapid fall in external demand and a retrenchment in business investment push up unemployment rates, where job losses are concentrated in trade-exposed sectors (machinery, autos, consumer durables) but spill also into services. The Fed initially holds rates steady, weighing the inflation shock against the deteriorating real economy. However, as the slowdown deepens and labour market loosens, the Fed cuts rates swiftly to stimulate aggregate demand. The Bank of England eases monetary policy amid a disinflationary environment and looser labour markets.

In the Upside scenarios, a rise in labour force participation and higher productivity contribute to accelerated economic growth, without creating new inflationary pressures. Central banks lower interest rates stimulating private consumption and investment growth. Demand for labour increases and unemployment rates stabilise and start falling again. As geopolitical tensions ease, low inflation supports consumer purchasing power and contributes further to healthy GDP growth. The strong economic outlook and lower interest rates provide a boost to house prices growth and support bullish financial markets.

The methodology for estimating scenario weights involves simulating a range of future paths for UK and US GDP using historical data with the five scenarios mapped against the distribution of these future paths. The median is centred around the Baseline with scenarios further from the Baseline attracting a lower weighting before the five weights are normalised to total 100%. The increase in the Downside 1 scenario weight was driven by the deterioration in US GDP in the Baseline scenario, bringing the Baseline scenario closer to the Downside scenarios, partially offset by the impact of the increased severity of the Downside scenarios. For further details see page 17.

The Barclays Bank Group has introduced a £70m (net of SRT[1] credit protection) uncertainty adjustment across the US Consumer Bank and the Investment Bank businesses as heightened uncertainty persists, including tariffs and trade uncertainty and ongoing geopolitical risk; the impacts of which are yet to be observed in customer behaviour. For further details see page 13.

The following tables show the key macroeconomic variables used in the five scenarios (5-year annual paths) and the weights applied to each scenario.

1.Significant Risk Transfer (SRT) represents risk transfer transactions used to enhance risk management capabilities.

Macroeconomic variables used in the calculation of ECL
As at 30 June 2025	2025	2026	2027	2028	2029
Baseline	%	%	%	%	%
UK GDP[1]	0.7	1.2	1.5	1.6	1.7
UK unemployment[2]	4.6	4.7	4.7	4.6	4.6
UK HPI[3]	2.1	2.3	2.3	3.5	3.9
UK bank rate[6]	4.1	3.8	3.8	3.8	3.9
US GDP[1]	1.9	1.4	2.0	2.0	2.0
US unemployment[4]	4.4	4.6	4.6	4.6	4.6
US HPI[5]	2.8	2.0	2.0	2.0	2.0
US federal funds rate[6]	4.3	3.6	3.6	3.8	3.8

Downside 2
UK GDP[1]	(0.2)	(3.4)	1.7	2.6	1.8
UK unemployment[2]	4.9	7.6	7.5	5.9	5.3
UK HPI[3]	(9.4)	(20.6)	1.2	18.1	10.0
UK bank rate[6]	4.0	1.4	0.2	0.8	1.5
US GDP[1]	0.9	(4.7)	(0.2)	2.3	2.3
US unemployment[4]	4.6	7.3	7.8	6.4	5.8
US HPI[5]	(1.6)	(6.6)	3.6	9.1	4.7
US federal funds rate[6]	4.5	4.1	2.4	1.4	1.2

Downside 1
UK GDP[1]	0.2	(1.1)	1.6	2.1	1.8
UK unemployment[2]	4.8	6.2	6.1	5.2	4.9
UK HPI[3]	(3.7)	(9.6)	1.7	10.7	7.0
UK bank rate[6]	4.1	3.1	2.2	2.3	2.7
US GDP[1]	1.4	(1.6)	0.9	2.1	2.1
US unemployment[4]	4.5	5.9	6.2	5.5	5.2
US HPI[5]	0.5	(2.4)	2.8	5.5	3.4
US federal funds rate[6]	4.3	3.9	2.9	2.6	2.6

Upside 2
UK GDP[1]	1.1	3.9	3.2	2.6	2.3
UK unemployment[2]	4.4	4.0	3.8	3.7	3.7
UK HPI[3]	4.4	14.2	6.8	2.7	3.8
UK bank rate[6]	4.1	3.1	2.5	2.6	2.9
US GDP[1]	2.3	3.1	2.9	2.8	2.8
US unemployment[4]	4.2	3.9	3.9	3.9	3.9
US HPI[5]	5.2	4.3	5.3	4.9	4.9
US federal funds rate[6]	4.1	2.9	2.8	2.8	2.8

Upside 1
UK GDP[1]	0.9	2.5	2.4	2.1	2.0
UK unemployment[2]	4.5	4.3	4.3	4.2	4.2
UK HPI[3]	3.2	8.1	4.5	3.1	3.9
UK bank rate[6]	4.1	3.4	3.3	3.3	3.4
US GDP[1]	2.1	2.3	2.4	2.4	2.4
US unemployment[4]	4.3	4.2	4.2	4.2	4.2
US HPI[5]	4.0	3.1	3.7	3.4	3.4
US federal funds rate[6]	4.3	3.3	3.3	3.5	3.5

1.Average Real GDP seasonally adjusted change in year.
2.Average UK unemployment rate 16-year+.
3.Change in year end UK HPI = Halifax HPI Meth2 All Houses, All Buyers index.
4.Average US civilian unemployment rate 16-year+.
5.Change in year end US HPI = FHFA House Price Index, relative to prior year end.
6.Average rate.

Macroeconomic variables used in the calculation of ECL
As at 31 December 2024	2024	2025	2026	2027	2028
Baseline	%	%	%	%	%
UK GDP[1]	1.0	1.4	1.5	1.6	1.5
UK unemployment[2]	4.3	4.4	4.5	4.4	4.4
UK HPI[3]	2.8	3.3	1.6	4.5	3.0
UK bank rate[6]	5.1	4.3	4.0	4.0	3.8
US GDP[1]	2.7	2.0	2.0	2.0	2.0
US unemployment[4]	4.1	4.3	4.2	4.2	4.2
US HPI[5]	6.5	2.6	2.7	3.0	3.0
US federal funds rate[6]	5.1	4.1	4.0	3.8	3.8

Downside 2
UK GDP[1]	1.0	(2.3)	(1.3)	2.6	2.3
UK unemployment[2]	4.3	6.2	8.1	6.6	5.5
UK HPI[3]	2.8	(24.8)	(5.2)	10.0	14.6
UK bank rate[6]	5.1	3.5	1.7	0.6	1.1
US GDP[1]	2.7	(1.3)	(1.3)	3.3	2.9
US unemployment[4]	4.1	5.8	7.2	6.2	5.5
US HPI[5]	6.5	(8.0)	(0.7)	5.2	4.0
US federal funds rate[6]	5.1	2.5	0.6	0.8	1.5

Downside 1
UK GDP[1]	1.0	(0.5)	0.1	2.1	1.9
UK unemployment[2]	4.3	5.3	6.3	5.5	5.0
UK HPI[3]	2.8	(11.6)	(1.8)	7.2	8.7
UK bank rate[6]	5.1	3.9	2.9	2.3	2.4
US GDP[1]	2.7	0.3	0.4	2.7	2.4
US unemployment[4]	4.1	5.1	5.7	5.2	4.9
US HPI[5]	6.5	(2.7)	1.0	4.1	3.5
US federal funds rate[6]	5.1	3.4	2.3	2.3	2.7

Upside 2
UK GDP[1]	1.0	3.0	3.7	2.9	2.4
UK unemployment[2]	4.3	3.8	3.4	3.5	3.5
UK HPI[3]	2.8	11.9	8.4	5.1	4.1
UK bank rate[6]	5.1	3.9	2.9	2.8	2.8
US GDP[1]	2.7	2.8	3.1	2.8	2.8
US unemployment[4]	4.1	3.8	3.5	3.5	3.5
US HPI[5]	6.5	6.2	4.7	4.8	4.9
US federal funds rate[6]	5.1	3.7	3.3	3.1	2.8

Upside 1
UK GDP[1]	1.0	2.2	2.6	2.2	2.0
UK unemployment[2]	4.3	4.1	4.0	4.0	4.0
UK HPI[3]	2.8	7.6	4.9	4.8	3.5
UK bank rate[6]	5.1	4.1	3.5	3.4	3.3
US GDP[1]	2.7	2.4	2.6	2.4	2.4
US unemployment[4]	4.1	4.0	3.9	3.9	3.9
US HPI[5]	6.5	4.4	3.7	3.9	3.9
US federal funds rate[6]	5.1	4.0	3.8	3.6	3.3

1.Average Real GDP seasonally adjusted change in year.
2.Average UK unemployment rate 16-year+.
3.Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4.Average US civilian unemployment rate 16-year+.
5.Change in year end US HPI = FHFA House Price Index, relative to prior year end.
6.Average rate.

Scenario weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 30 June 2025
Scenario weighting	15.5	26.4	34.4	15.2	8.5
As at 31 December 2024
Scenario weighting	17.4	26.8	32.5	14.7	8.6
Specific bases show the most extreme position of each variable in the context of the downside/upside scenarios. For example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represent the lowest and highest cumulative position relative to the start point in the 20 quarter period.

Macroeconomic variables (specific bases)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30 June 2025%		%	%	%	%
UK GDP[2]	14.5	10.9	1.3	(1.3)	(4.0)
UK unemployment[3]	3.7	4.2	4.6	6.5	8.4
UK HPI[4]	35.8	25.0	2.8	(13.2)	(28.1)
UK bank rate[3]	2.5	3.3	3.9	4.6	4.6
US GDP[2]	14.8	12.0	1.8	(1.4)	(5.3)
US unemployment[3]	3.9	4.1	4.5	6.5	8.4
US HPI[4]	27.1	19.0	2.2	(2.2)	(8.4)
US federal funds rate[3]	2.8	3.3	3.8	4.5	4.5

As at 31 December 2024
UK GDP[2]	15.0	11.6	1.4	0.2	(2.9)
UK unemployment[3]	3.4	3.9	4.4	6.5	8.4
UK HPI[4]	36.3	25.9	3.0	(11.3)	(26.8)
UK bank rate[3]	2.8	3.3	4.2	5.3	5.3
US GDP[2]	14.9	12.8	2.2	0.4	(2.1)
US unemployment[3]	3.5	3.8	4.2	5.9	7.5
US HPI[4]	30.1	24.4	3.5	1.1	(4.0)
US federal funds rate[3]	2.8	3.3	4.2	5.3	5.3
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI (31.12.24) = Halifax All Houses, All Buyers Index; UK HPI (30.06.25) = Halifax HPI Meth2 All Houses, All Buyers index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. 20 quarter period starts from Q125 (2024: Q124).
2Maximum growth relative to Q424 (2024: Q423), based on 20 quarter period in Upside scenarios; 5-year yearly average Compound Annual Growth Rate (CAGR) in Baseline; minimum growth relative to Q424 (2024: Q423), based on 20 quarter period in Downside scenarios.
3Lowest quarter in 20 quarter period in Upside scenarios; 5-year average in Baseline; highest quarter 20 quarter period in Downside scenarios.
4Maximum growth relative to Q424 (2024: Q423), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q424 (2024: Q423), based on 20 quarter period in Downside scenarios.
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5-year averages)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30 June 2025%		%	%	%	%
UK GDP[2]	2.6	2.0	1.3	0.9	0.5
UK unemployment[3]	3.9	4.3	4.6	5.4	6.2
UK HPI[4]	6.3	4.6	2.8	0.9	(1.1)
UK bank rate[3]	3.0	3.5	3.9	2.9	1.6
US GDP[2]	2.8	2.3	1.8	1.0	0.1
US unemployment[3]	3.9	4.2	4.5	5.4	6.4
US HPI[4]	4.9	3.5	2.2	1.9	1.7
US federal funds rate[3]	3.1	3.6	3.8	3.3	2.7

As at 31 December 2024
UK GDP[2]	2.6	2.0	1.4	0.9	0.5
UK unemployment[3]	3.7	4.0	4.4	5.3	6.1
UK HPI[4]	6.4	4.7	3.0	0.8	(1.6)
UK bank rate[3]	3.5	3.9	4.2	3.3	2.4
US GDP[2]	2.9	2.5	2.2	1.7	1.2
US unemployment[3]	3.7	3.9	4.2	5.0	5.8
US HPI[4]	5.4	4.5	3.5	2.4	1.2
US federal funds rate[3]	3.6	4.0	4.2	3.2	2.1
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI (31.12.24) = Halifax All Houses, All Buyers Index; UK HPI (30.06.25) = Halifax HPI Meth2 All Houses, All Buyers index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. 20 quarter period starts from Q125 (2024: Q124).
25-year yearly average CAGR, starting 2024 (2024: 2023).
35-year average. Period based on 20 quarters from Q125 (2024: Q124).
45-year quarter end CAGR, starting Q424 (2024: Q423).
Assets held for sale
This table presents a co-branded card portfolio in USCB classified as assets held for sale. Further, the sale of the German consumer finance business was completed in Q125.

Loans and advances to customers classified as assets held for sale
	Stage 1			Stage 2			Stage 3			Total
	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage
As at 30.06.25	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%
Retail credit cards - US	4,988	55	1.1	613	139	22.7	52	42	80.8	5,653	236	4.2
Retail credit cards - Germany	—	—	—	—	—	—	—	—	—	—	—	—
Retail other - Germany	—	—	—	—	—	—	—	—	—	—	—	—
Corporate loans - US	43	1	2.3	7	2	28.6	1	1	100.0	51	4	7.8
Total	5,031	56	1.1	620	141	22.7	53	43	81.1	5,704	240	4.2

As at 31.12.24
Retail credit cards - US	5,495	64	1.2	689	161	23.4	57	46	80.7	6,241	271	4.3
Retail credit cards - Germany	1,908	18	0.9	307	29	9.4	93	69	74.2	2,308	116	5.0
Retail other - Germany	1,134	16	1.4	220	33	15.0	71	48	67.6	1,425	97	6.8
Corporate loans - US	49	1	2.0	9	3	33.3	1	1	100.0	59	5	8.5
Total	8,586	99	1.2	1,225	226	18.4	222	164	73.9	10,033	489	4.9

Management adjustments to models for impairment

Management adjustments to models for impairment
	Impairment allowance pre management adjustments	Economic uncertainty adjustments[1] (a)	Other adjustments (b)	Management adjustments (a+b)	Total impairment allowance	Proportion of Management adjustments to Total impairment allowance
As at 30.06.2025	£m	£m	£m	£m	£m	%
Retail credit cards - US	235	6	—	6	241	2.5
Retail credit cards - Germany	—	—	—	—	—	—
Retail other - Germany	—	—	—	—	—	—
Corporate loans - US	4	—	—	—	4	—
Total	239	6	—	6	245	2.4
As at 31.12.2024	£m	£m	£m	£m	£m	%
Retail credit cards - US	277	—	—	—	277	—
Retail credit cards - Germany	101	—	16	16	117	13.7
Retail other - Germany	80	—	17	17	97	17.5
Corporate loans - US	5	—	—	—	5	—
Total	463	—	33	33	496	6.7

1    Economic uncertainty adjustment of £6m (December 2024: £nil) reflects an adjustment introduced during the year to provide for the elevated US macroeconomic uncertainty and reported in Stage 2.

Management VaR (95%) by asset class

	Half year ended 30.06.25			Half year ended 31.12.24			Half year ended 30.06.24
	Average	High	Low	Average	High	Low	Average	High	Low
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Credit risk	16	20	13	20	24	17	22	27	19
Interest rate risk	15	25	5	14	21	6	16	25	9
Equity risk	8	14	5	5	12	2	6	9	4
Basis risk	5	7	4	5	6	4	6	8	4
Spread risk	5	7	4	4	7	3	5	7	4
Foreign exchange risk	4	7	2	4	7	3	4	9	2
Commodity risk	—	1	—	—	1	—	—	1	—
Inflation risk	5	8	3	4	5	2	4	5	2
Diversification effect[1]	(39)	n/a	n/a	(32)	n/a	n/a	(34)	n/a	n/a
Total management VaR	19	31	10	24	32	15	29	36	20
1Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low total management VaR. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.